Condensed Consolidated Statement of Comprehensive Income (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Statement of Comprehensive Income [Abstract]
Net Income	$ 30,296	$ 13,950	$ 56,720	$ 21,666
Net income (loss) attributable NGHC	30,334	13,950	56,726	21,622
Foreign currency translation adjustment, net of tax expense - three months $0; $0 and six months $0; $0	156	0	(441)	0
Unrealized holding gain (loss) on securities, net of tax expense - three months $8,673; $(12,460) and six months $13,395; $(13,058)	16,107	(23,141)	24,878	(24,252)
Reclassification adjustment for securities sold during the period, net of tax expense - three months $0; $(805) and six months $0; $(115)	0	(1,496)	0	(214)
Other comprehensive income (loss), net of tax	16,263	(24,637)	24,437	(24,466)
Comprehensive income (loss)	46,559	(10,687)	81,157	(2,800)
Comprehensive income (loss) attributable to non-controlling interest	38	0	6	(44)
Comprehensive income (loss) attributable to NGHC	$ 46,597	$ (10,687)	$ 81,163	$ (2,844)